Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Entity Registrant Name	dei_EntityRegistrantName	Vanguard Malvern Funds
Entity Central Index Key	dei_EntityCentralIndexKey	0000836906
Document Creation Date	dei_DocumentCreationDate	Jul. 18, 2013
Document Effective Date	dei_DocumentEffectiveDate	Jul. 18, 2013
Prospectus Date	rr_ProspectusDate	Jul. 18, 2013